                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  Oppenheimer Rochester Michigan Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                           Coupon     Maturity       Value
------------                                                        ------    ----------   -----------
Municipal Bonds and Notes--104.1%
Michigan--76.4%
$     50,000   Barry County, MI Building Authority(1)                5.650%   07/01/2017   $    45,282
      50,000   Benton Harbor, MI Charter COP(1)                      8.000    05/01/2032        37,881
      80,000   Center, MI Academy COP(1)                             7.500    10/01/2029        59,815
     100,000   Chelsea, MI EDC (United Methodist Retirement
                  Communities)(1)                                    5.400    11/15/2027        81,194
      20,000   Clare County, MI Sewer Disposal System(1)             5.750    11/01/2019        20,481
      85,000   Concord, MI Academy Petoskey COP(1)                   7.750    12/01/2020        76,418
      95,000   Concord, MI Academy Petoskey COP(1)                   8.375    12/01/2030        83,372
     500,000   Dearborn, MI EDC (Henry Ford Village)(1)              7.125    11/15/2043       402,340
     115,000   Detroit, MI GO(1)                                     5.000    04/01/2014       106,107
      40,000   Detroit, MI GO(1)                                     5.000    04/01/2022        35,350
     785,000   Detroit, MI GO(1)                                     5.250    04/01/2024       624,420
     100,000   Detroit, MI GO(1)                                     5.375    04/01/2014        96,678
     150,000   Detroit, MI GO(1)                                     5.375    04/01/2015       142,613
     115,000   Detroit, MI Local Devel. Finance Authority(1)         5.500    05/01/2021        53,132
     390,000   Detroit, MI Local Devel. Finance Authority(1)         5.500    05/01/2021       180,188
     140,000   Detroit, MI Local Devel. Finance Authority(1)         6.700    05/01/2021        66,030
   2,565,000   Detroit, MI Local Devel. Finance Authority(1)         6.850    05/01/2021     1,209,603
     240,000   Detroit, MI Local Devel. Finance Authority
                  (Chrysler Corp.)(1)                                5.375    05/01/2018       111,223
     350,000   Detroit, MI Local Devel. Finance Authority
                  (Chrysler Corp.)(1)                                5.375    05/01/2021       161,711
     750,000   Detroit, MI Sewer Disposal System(1)                  7.500    07/01/2033       864,848
   1,000,000   Detroit, MI Water Supply System(1)                    6.250    07/01/2036     1,046,150
      45,000   Devon Trace, MI Hsg. Corp.(1)                         7.375    08/01/2023        45,738
     195,000   Farmington Hills, MI EDC (Botsford General
                  Hospital)(1)                                       5.750    02/15/2025       169,539
      95,000   Flint, MI Hospital Building Authority (Hurley
                  Medical Center)(1)                                 5.375    07/01/2018        76,953
     230,000   Flint, MI Hospital Building Authority (Hurley
                  Medical Center)(1)                                 5.375    07/01/2028       151,864
      60,000   Flint, MI Hospital Building Authority (Hurley
                  Medical Center)(1)                                 5.375    07/01/2028        39,617
      15,000   Garden City, MI Hospital Finance Authority
                  (Garden City Hospital Osteopathic)(1)              5.750    09/01/2017        12,280
       5,000   Grand Rapids, MI Charter Township (Porter
                  Hills Foundation)(1)                               5.200    07/01/2014         4,842
     500,000   Grand Traverse Academy, MI Public School
                  Academy(1)                                         4.625    11/01/2027       316,205
     200,000   Grand Traverse Academy, MI Public School
                  Academy(1)                                         4.750    11/01/2032       119,008
     250,000   Grand Traverse Academy, MI Public School
                  Academy(1)                                         5.000    11/01/2022       182,958
      50,000   Grand Traverse County, MI Hospital Finance
                  Authority (Munson Healthcare)(1)                   5.500    07/01/2018        47,962


                1 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                           Coupon     Maturity       Value
------------                                                        ------    ----------   -----------
$     20,000   Gratiot County, MI EDC (Grand Lodge of Free &
                  Accepted Masons of Michigan)(1)                    5.000%   11/15/2014   $    19,681
     155,000   Highland Park, MI Building Authority(1)               7.750    05/01/2018       176,686
       5,000   Hillsdale County, MI Intermediate School
                  District(1)                                        5.700    05/01/2010         5,058
      40,000   Hillsdale, MI Hospital Finance Authority
                  (Community Health Center)(1)                       5.250    05/15/2026        31,752
      30,000   Houghton, MI Tax Increment Finance Authority(1)       6.000    05/01/2019        29,560
      20,000   Ionia, MI GO(1)                                       6.750    04/01/2015        20,078
     250,000   Iron River, MI Hospital Finance Authority
                  (Iron County Community Hospitals)(1)               6.500    05/15/2040       183,213
      10,000   Kent County, MI Airport Facility (Kent County
                  International Airport)(1)                          5.000    01/01/2017         9,660
     135,000   Kent County, MI Airport Facility (Kent County
                  International Airport)(1)                          5.000    01/01/2028       118,664
      15,000   Mackinac Island, MI Park Commission(1)                5.800    09/01/2013        14,832
      35,000   Melvindale, MI Water Supply & Sewer(1)                5.700    06/01/2016        35,218
      85,000   MI Discovery Elementary School COP (Public
                  School Academy)(1)                                 8.125    10/01/2031        30,553
      95,000   MI George Washington Carver Public School
                  Academy COP(1)                                     8.000    09/01/2017        80,572
     510,000   MI George Washington Carver Public School
                  Academy COP(1)                                     8.125    09/01/2030       394,959
     400,000   MI Higher Education Student Loan Authority(1)         4.700    03/01/2022       336,676
     100,000   MI Higher Education Student Loan Authority(1)         5.000    03/01/2031        81,191
      20,000   MI Higher Education Student Loan Authority(1)         5.750    06/01/2013        18,314
      10,000   MI Hospital Finance Authority (Central
                  Michigan Community Hospital)(1)                    6.250    10/01/2027         9,137
      60,000   MI Hospital Finance Authority (Crittenton
                  Hospital Medical Center)(1)                        5.625    03/01/2027        55,294
     245,000   MI Hospital Finance Authority (Detroit Medical
                  Center Obligated Group)(1)                         5.250    08/15/2023       164,194
   2,380,000   MI Hospital Finance Authority (Detroit Medical
                  Center Obligated Group)(1)                         5.250    08/15/2027     1,525,556
      20,000   MI Hospital Finance Authority (Detroit Medical
                  Center)(1)                                         6.500    08/15/2018        17,419
       5,000   MI Hospital Finance Authority (Detroit Medical
                  Center)(1)                                         8.125    08/15/2012         4,997
   1,000,000   MI Hospital Finance Authority (Henry Ford
                  Health System)(1)                                  5.250    11/15/2046       750,460
      50,000   MI Hospital Finance Authority (Holland
                  Community Hospital)(1)                             5.625    01/01/2028        47,229
      25,000   MI Hospital Finance Authority (Memorial
                  Hospital)(1)                                       5.875    11/15/2021        23,461
      10,000   MI Hospital Finance Authority (Mercy Health
                  Services)(1)                                       5.375    08/15/2016        10,031
      20,000   MI Hospital Finance Authority (Port Huron
                  Hospital/Marwood Manor Nursing Home)(1)            5.500    07/01/2015        20,049
       5,000   MI Hospital Finance Authority (Sinai-Grace
                  Hospital)(1)                                       6.625    01/01/2016         4,505


                2 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                           Coupon     Maturity       Value
------------                                                        ------    ----------   -----------
$    160,000   MI Hospital Finance Authority (Sinai-Grace
                  Hospital)(1)                                       6.700%   01/01/2026   $   116,965
       5,000   MI Hospital Finance Authority (St. John
                  Medical Center)(1)                                 5.250    05/15/2026         5,015
     125,000   MI Hospital Finance Authority (Trinity
                  Health)(1)                                         6.000    12/01/2027       127,155
      45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit
                  Hsg. Corp.)(1)                                     5.500    01/15/2018        45,050
      65,000   MI Hsg. Devel. Authority (Charter Square)(1)          5.500    01/15/2021        65,043
      10,000   MI Hsg. Devel. Authority (Charter Square)(1)          5.500    01/15/2021        10,007
     500,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)             6.000    10/01/2045       500,650
      40,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)             6.100    10/01/2033        39,251
     145,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)    7.941(2) 04/01/2014       101,515
      10,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)       6.000    04/15/2018        10,017
     180,000   MI John Tolfree Health System Corp.(1)                5.850    09/15/2013       150,860
     830,000   MI John Tolfree Health System Corp.(1)                6.000    09/15/2023       645,433
     200,000   MI Landmark Academy Public School COP(1)              8.375    06/01/2031       175,350
       5,000   MI Municipal Bond Authority(1)                        5.375    11/01/2020         5,012
       5,000   MI Municipal Bond Authority(1)                        5.650    05/01/2011         5,017
      60,000   MI New Beginnings Academy COP(1)                      8.000    02/01/2032        49,384
     125,000   MI Pansophia Academy COP(1)                           7.000    06/01/2029        84,805
   1,000,000   MI Public Educational Facilities Authority
                  (American Montessori)(1)                           6.500    12/01/2037       716,670
     400,000   MI Public Educational Facilities Authority
                  (Black River School)(1)                            5.800    09/01/2030       272,064
     200,000   MI Public Educational Facilities Authority
                  (Old Redford Academy)(1)                           6.000    12/01/2035       143,746
      45,000   MI Strategic Fund Limited Obligation (Clark
                  Retirement Community/Clark Retirement
                  Community Foundation Obligated Group)(1)           5.650    09/01/2029        39,494
     230,000   MI Strategic Fund Limited Obligation (Detroit
                  Edison Company)(1)                                 5.550    09/01/2029       199,350
     460,000   MI Strategic Fund Limited Obligation (Detroit
                  Edison Company)(1)                                 5.650    09/01/2029       403,719
      50,000   MI Strategic Fund Limited Obligation (Dow
                  Chemical Company)(1)                               5.500    12/01/2028        48,540
     120,000   MI Strategic Fund Limited Obligation (Ford
                  Motor Company), Series A                           6.550    10/01/2022        80,642
      50,000   MI Strategic Fund Limited Obligation (Imperial
                  Holly Corp.)(1)                                    6.250    11/01/2015        37,878
     958,336   MI Strategic Fund Limited Obligation
                  (Wolverine Human Services)(1)                      5.850    08/31/2027       687,875
   2,000,000   MI Strategic Fund Limited Obligation
                  (Wolverine Human Services)(1)                      7.875    08/31/2028     1,698,260
   1,130,000   MI Strategic Fund Pollution Control (General
                  Motors Corp.)(3)                                   6.200    09/01/2020       169,500
     245,000   MI Strategic Fund Solid Waste (S.D. Warren &
                  Company)(1)                                        7.375    01/15/2022       190,328


                3 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                           Coupon     Maturity       Value
------------                                                        ------    ----------   -----------
$    600,000   MI Strategic Fund Solid Waste (Waste
                  Management of MI)(1)                               4.625%   12/01/2012   $   578,478
   1,250,000   MI Tobacco Settlement Finance Authority(1)            6.000    06/01/2034       893,863
   1,500,000   MI Tobacco Settlement Finance Authority(1)            6.875    06/01/2042     1,122,390
  75,650,000   MI Tobacco Settlement Finance Authority               7.249(2) 06/01/2052     1,024,301
 125,000,000   MI Tobacco Settlement Finance Authority               7.500(2) 06/01/2052     1,297,500
      20,000   Muskegon County, MI Building Authority(1)             5.625    07/01/2010        20,060
      50,000   New Buffalo, MI GO(1)                                 5.300    04/01/2014        50,193
       5,000   Northern MI University(1)                             5.125    12/01/2020         5,002
      30,000   Oceola Township, MI Special Assessment(1)             6.000    06/01/2014        30,519
      30,000   Oceola Township, MI Special Assessment(1)             6.000    06/01/2015        30,481
      10,000   Ottawa County, MI Building Authority(1)               4.900    11/01/2009        10,148
      50,000   Plymouth, MI Educational Center Charter School
                  (Public School Academy)(1)                         5.375    11/01/2030        34,263
     175,000   Plymouth, MI Educational Center Charter School
                  (Public School Academy)(1)                         5.625    11/01/2035       119,095
     100,000   Pontiac, MI Sewer Disposal(1)                         5.750    01/01/2020        75,282
     720,000   Pontiac, MI Tax Increment Finance Authority(1)        5.375    06/01/2017       479,030
     115,000   Pontiac, MI Tax Increment Finance Authority(1)        6.250    06/01/2022        69,251
   1,000,000   Royal Oak, MI Hospital Finance Authority
                  (William Beaumont Hospital)(1)                     8.250    09/01/2039     1,122,260
      15,000   Saginaw County, MI (Williamson Acres Drain)(1)        5.000    06/01/2018        15,073
      20,000   Scio Township, MI Building Authority(1)               5.650    05/01/2016        20,190
      25,000   Scio Township, MI Building Authority(1)               5.650    05/01/2017        25,212
      10,000   Star International Academy, MI COP(1)                 8.000    03/01/2033         8,819
      35,000   Wayne County, MI Building Authority(1)                5.250    06/01/2016        35,110
      25,000   Wayne, MI Charter County Airport (Detroit
                  Metropolitan Wayne County)(1)                      5.000    12/01/2019        22,508
      50,000   Wayne, MI Charter County Airport (Detroit
                  Metropolitan Wayne County)(1)                      5.250    12/01/2014        49,350
     500,000   Wayne, MI Charter County Airport Facilities
                  (Northwest Airlines)(1)                            6.000    12/01/2029       336,960
       5,000   Webberville, MI Water Supply & Wastewater
                  Treatment(1)                                       6.500    11/01/2018         5,002
                                                                                           -----------
                                                                                            25,195,736
                                                                                           -----------
U.S. Possessions--27.7%
      30,000   Guam Government Waterworks Authority &
                  Wastewater System(1)                               6.000    07/01/2025        27,805
   1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)             0.000(4) 07/01/2024       777,790
     250,000   Puerto Rico Electric Power Authority, Series TT(1)    5.000    07/01/2032       219,028
       5,000   Puerto Rico Highway & Transportation
                  Authority(1)                                       5.000    07/01/2028         4,321
      60,000   Puerto Rico Highway & Transportation
                  Authority, Series G(1)                             5.000    07/01/2042        48,794
      15,000   Puerto Rico IMEPCF (American Airlines)                6.450    12/01/2025         6,408
     240,000   Puerto Rico Infrastructure (Mepsi Campus)(1)          5.600    10/01/2014       226,932
     700,000   Puerto Rico Infrastructure (Mepsi Campus)(1)          6.250    10/01/2024       568,953
   1,855,000   Puerto Rico Infrastructure (Mepsi Campus)(1)          6.500    10/01/2037     1,385,945


                4 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                           Coupon     Maturity       Value
------------                                                        ------    ----------   -----------
$     75,000   Puerto Rico ITEMECF (Mennonite General
                  Hospital)(1)                                       6.500%   07/01/2012   $    74,129
      25,000   Puerto Rico ITEMECF (Mennonite General
                  Hospital)(1)                                       6.500    07/01/2026        20,098
      75,000   Puerto Rico ITEMECF (San Lucas & Cristo
                  Redentor Hospitals)(1)                             5.750    06/01/2029        37,388
   1,360,000   Puerto Rico Port Authority (American
                  Airlines), Series A                                6.250    06/01/2026       581,087
      15,000   Puerto Rico Public Buildings Authority(1)             5.125    07/01/2024        13,252
     500,000   Puerto Rico Public Buildings Authority(1)             6.250    07/01/2031       495,870
   1,500,000   Puerto Rico Public Buildings Authority(5)             6.750    07/01/2036     1,498,140
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)    0.000(4) 08/01/2032       631,000
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)    5.750    08/01/2057     1,012,920
     700,000   University of Puerto Rico, Series P(1)                5.000    06/01/2019       647,710
     700,000   V.I. Public Finance Authority (Hovensa
                  Refinery)(1)                                       5.875    07/01/2022       655,865
     250,000   V.I. Water & Power Authority, Series A(1)             5.000    07/01/2031       212,635
                                                                                           -----------
                                                                                             9,146,070
                                                                                           -----------
Total Investments, at Value (Cost $49,049,242)-104.1%                                       34,341,806
                                                                                           -----------
Liabilities in Excess of Other Assets-(4.1)                                                 (1,352,091)
                                                                                           -----------
Net Assets-100.0%                                                                          $32,989,715
                                                                                           ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Issue is in default. See accompanying Notes.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP     Certificates of Participation

EDC     Economic Devel. Corp.

GO      General Obligation

IMEPCF  Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities

V.I.    United States Virgin Islands


                5 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   Michigan                 $--       $25,195,736        $--       $25,195,736
   U.S. Possessions          --         9,146,070         --         9,146,070
                            ---       -----------        ---       -----------
Total Assets                $--       $34,341,806        $--       $34,341,806
                            ===       ===========        ===       ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                6 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair


                7 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities        $1,483,588

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009,


                8 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

securities with an aggregate market value of $169,500, representing 0.51% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 49,062,794
                                 ============
Gross unrealized appreciation    $    560,647
Gross unrealized depreciation     (15,281,635)
                                 ------------
Net unrealized depreciation      $(14,720,988)
                                 ============


                9 | Oppenheimer Rochester Michigan Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009